Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Estimate Impairment Evaluations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment in the Value of Long-Lived Assets [Abstract]
Percentage of sensitivity analysis for increase in capital expenditures	5.00%
Cash Generating Units [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Adjustments of sensitivity analysis long-life assets	$ 332,225
Brazil [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	44.75%	43.07%
Average margin on CAPEX	16.97%	14.37%
Average pre-tax discount rate (WACC)	8.11%	10.45%
Puerto Rico [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	24.41%	23.92%
Average margin on CAPEX	8.67%	10.46%
Average pre-tax discount rate (WACC)	4.38%	6.31%
Dominican Republic [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	53.64%	52.34%
Average margin on CAPEX	14.13%	13.78%
Average pre-tax discount rate (WACC)	9.51%	11.95%
Mexico [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	37.31%	36.10%
Average margin on CAPEX	9.35%	10.66%
Average pre-tax discount rate (WACC)	8.36%	9.37%
Ecuador [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	49.66%	50.81%
Average margin on CAPEX	13.95%	18.49%
Average pre-tax discount rate (WACC)	15.72%	21.77%
Peru [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	39.33%	41.80%
Average margin on CAPEX	10.41%	7.11%
Average pre-tax discount rate (WACC)	8.28%	9.13%
El Salvador [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	46.37%	46.27%
Average margin on CAPEX	13.42%	9.26%
Average pre-tax discount rate (WACC)	13.35%	20.15%
Colombia [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	42.25%	43.39%
Average margin on CAPEX	17.31%	20.78%
Average pre-tax discount rate (WACC)	7.24%	10.15%
Bottom of Range [Member] | Europe [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	35.05%	26.81%
Average margin on CAPEX	2.83%	4.46%
Average pre-tax discount rate (WACC)	4.88%	6.08%
Bottom of Range [Member] | Others [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	28.02%	28.06%
Average margin on CAPEX	11.48%	11.68%
Average pre-tax discount rate (WACC)	7.22%	10.29%
Top of Range [Member] | Europe [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	43.18%	43.90%
Average margin on CAPEX	18.57%	16.89%
Average pre-tax discount rate (WACC)	27.16%	29.15%
Top of Range [Member] | Others [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBIDTA	52.47%	51.46%
Average margin on CAPEX	22.35%	27.15%
Average pre-tax discount rate (WACC)	24.06%	22.79%